	Jenkens & Gilchrist A PROFESSIONAL CORPORATION	AUSTIN, TEXAS (512) 499-3800
	1445 ROSS AVENUE SUITE 3200 DALLAS, TEXAS 75202 (214) 855-4500 FACSIMILE (214) 855-4300 www.jenkens.com	CHICAGO, ILLINOIS (312) 425-3900 HOUSTON, TEXAS (713) 951-3300 LOS ANGELES, CALIFORNIA (310) 820-8800
Michael G. Keeley (214) 855-4160 mkeeley@jenkens.com		NEW YORK, NEW YORK (212) 704-6000 PASADENA, CALIFORNIA (626) 578-7400
SAN ANTONIO, TEXAS (210) 246-5000
WASHINGTON, D.C. (202) 326-1500

December 6, 2004

VIA EDGAR
Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	The Republic Corporation (Commission File No. 0-8597) Schedule 13E-3 and Schedule 14A Preliminary Proxy Statement

Dear Ladies and Gentlemen:

     On behalf of our client, The Republic Corporation, Houston, Texas (“Registrant”), we have enclosed for filing by electronic transmission with the Securities and Exchange Commission. (the “Commission”) pursuant to Rule 13e-3 the Schedule 13E-3, including exhibits thereto, and pursuant to Regulation 14A the Schedule 14A with the preliminary proxy statement of the Registrant. Original signature pages and exhibits will be retained by Registrant and will be available for inspection by the Commission.

     The filing fee in the amount of $634.85 has been wire transferred to the Commission’s designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania in accordance with the Regulations under the Securities Act of 1933, as amended.

     Please direct any inquiries regarding the subject filing to the undersigned at (214) 855-4160.

Sincerely,
/s/ Michael G. Keeley

Michael G. Keeley

cc: Working Group